Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
12.	PROPERTY AND EQUIPMENT

		Furniture,
		fixtures
	Leasehold	and office	Computer
	improvements	equipment	equipment	Total
	US$	US$	US$	US$
Cost
At January 1, 2022	353,460	241,858	841,691	1,437,009
Additions	20,162	20,127	214,636	254,925
Disposals/write-off	(87,457)	(57,446)	(18,262)	(163,165)
Exchange realignment	(11,623)	(8,900)	(22,149)	(42,672)

At December 31, 2022 and January 1, 2023	274,542	195,639	1,015,916	1,486,097
Additions	23,989	9,776	83,572	117,337
Disposals/write-off	(125,223)	(29,478)	(53,990)	(208,691)
Exchange realignment	(707)	(234)	6,926	5,985
At December 31, 2023	172,601	175,703	1,052,424	1,400,728

Accumulated depreciation
At January 1, 2022	278,289	199,868	575,576	1,053,733
Depreciation provided during the year	71,831	22,511	234,096	328,438
Disposals/write-off	(87,218)	(55,236)	(16,248)	(158,702)
Exchange realignment	(8,750)	(8,449)	(13,786)	(30,985)

At December 31, 2022 and January 1, 2023	254,152	158,694	779,638	1,192,484
Depreciation provided during the year	9,068	20,703	188,700	218,471
Disposals/write-off	(126,724)	(29,299)	(50,254)	(206,277)
Exchange realignment	(1,044)	(627)	7,232	5,561

At December 31, 2023	135,452	149,471	925,316	1,210,239

Net carrying amount
At December 31, 2023	37,149	26,232	127,108	190,489

At December 31, 2022	20,390	36,945	236,278	293,613